STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash Flows From Operating Activities:
Net Income (loss)	$ (1,701,434)	$ (568,730)	$ (1,568,813)	$ 675,996
Stock Based Compensation	52,631	110,168	117,587	125,544
Depreciation And Amortization	117,686	87,551	186,379	97,874
Amortization Of Debt Discount	255,042	0	51,891	0
Net loss	(1,701,434)	(568,730)
Bad Debt Expense			9,000	7,000
Adjustments to reconcile net loss to net cash used by operating activities:
Forgiveness Of Note Payable And Interest			(120,505)	(963,516)
(increase) Decrease In Assets:
Accounts Receivable	76,894	157,170	217,529	(528,537)
Prepaid Expenses And Other Current Assets	17,394	(26,730)	(64,213)	(31,198)
Increase (decrease) In Liabilities:
Accounts Payable	549,665	14,978	193,790	125,296
Deferred Revenue	(22,334)	109,424	177,692	141,218
Accrued Expenses And Other Current Liabilities	12,014	98,469	254,846	(63,432)
Net Cash Used In Operating Activities	(636,906)	(12,380)	(544,817)	(413,755)
Cash Flows From Investing Activities:
Purchases Of Property And Equipment	(969)	(8,722)	(13,506)	(48,310)
Capitalization Of Software Development Costs	(110,378)	(121,175)	(229,528)	(255,230)
Accrued retirement	5,536	5,320
Net Cash Used In Investing Activities	(111,347)	(129,897)	(243,034)	(303,540)
Cash Flows From Financing Activities:
Proceeds From Note Payable	0	299,000	403,200	957,372
Debt Issuance Costs	(53,445)		(25,160)
Proceeds From Notes Payable - Related Parties			578,000	50,000
Repayments Of Notes Payable - Related Parties				(96,635)
Gross proceeds from notes payable	918,900	0
Repayments Of Note Payable - Short-term	(215,040)			(167,527)
Repayment Of Long-term Obligations			(200,000)
Proceeds From The Exercise Of Common Stock Options	0	14,930	98,930	0
Repayment of long-term obligations	0	(200,000)
Net Cash Provided By Financing Activities	650,415	113,930	854,970	743,210
Net Increase (Decrease) In Cash	(97,838)	(28,347)	67,119	25,915
Cash - Beginning Of Year	99,432	32,313	32,313	6,398
Cash - End Of Year	1,594	3,966	99,432	32,313
Supplemental Disclosures Of Cash Flow Information: Cash Payments For:
Interest			84,203	346,328
Income Taxes			0	0
Non-cash Investing And Financing Activities:
Cash payments for interest	54,826	39,369
Warrant Issued In Conjunction With Debts			$ 202,052	$ 0
Right of use assets obtained in exchange for new operating lease liabilities	$ 691,009	$ 0
Common Stock Issued To Extinguish Debt			100,000	0
Common Stock Issued For Prepaid Consulting Agreement			$ 58,125	$ 0